UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

A O SMITH CORPORATION

Ticker Symbol:AOS	Cusip Number:831865209
Record Date: 2/18/2020	Meeting Date: 4/15/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors 01. William P Greubel 02. Dr. Ilham Kadri 03. Idelle K Wolf 04. Gene C. Wulf	For	Issuer	For	With
2	Proposal to approve by nonbinding advisory vote the compensation of our names executive officers	For	Issuer	For	With
3	Proposal to ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm	For	Issuer	For	With
4	Proposal to approve an amendment of the A O Smith combined incentive compensation plan and increase of authiorized shares of common stock by 2,400,000	For	Issuer	For	With

APPLE INC

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/2/2020	Meeting Date: 2/26/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Apple's Board of Directors 1. James Bell 1b. Tim Cook 1c. Al Gore 1d. Andrea Jung 1e. Art Levinson 1f. Ron Sugar 1g. Sue Wagner	For	Issuer	For	With
2	Ratification of appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for 2020	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Proposal for Shareholder Proxy Access Amendments	Against	Stockholder	Against	With
5	Proposal relating to sustainability and executive compensation	Against	Stockholder	Against	With
6	Proposal relating to policies on freedom of expression	Against	Stockholder	Against	With

BARRICK GOLD CORPORATION

Ticker Symbol:GOLD	Cusip Number:067901108
Record Date: 3/6/2020	Meeting Date: 5/5/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 01. D M Bristow 02. G A Cisneros 03. C L Coleman 04. J M Evans 05. G L Greenspun 06. J B Harvey 07. A J Quinn 08. M L Silva 09. J L Thornton	For	Issuer	For	With
2	Resolution tom approve the appointment of PricewaterhouseCoopers LLD as the independent auditor of Barrick	For	Issuer	For	With
3	Advisory resolution on approach to executive compensation	For	Issuer	For	With

BERKSHIRE HATHAWAY INC

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/4/2020	Meeting Date: 5/2/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 01. Warren E Buffett 02. Charles T Munger 03. Gregory E Abel 04. Howard G Buffett 05. Stephen B Burke 06. Kenneth I Chenault 07. Susan L Decker 08. David S Gottesman 09. Charlotte Guyman 10. Ajit Jain 11. Thomas S Murphy 12. Ronald L Olson 13. Walter Scott Jr. 14. Meryl B Witmer	For	Issuer	For	With
2	Non-binding resolution to approve the compensation of the company's named executive officers as described in the 2020 proxy statement	For	Issuer	For	With
3	Non-binding resolution to determine the frequency with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Against	Issuer	Against	Against
4	Proposal regarding diversity	Against	Stockholder	Against	With

BOOKING HOLDINGS INC

Ticker Symbol:BKNG	Cusip Number:09857L108
Record Date: 4/9/2020	Meeting Date: 6/4/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 01. Timothy M Armstrong 02. Jeffrey H Boyd 03. Glenn D Fogel 04. Mirian M Graddock-Weir 05. Wei Hopeman 06. Robert J Mylod Jr 07. Charles H Noski 08. Nicholas J Read 09. Thomas E Rothman 10. Bob van Dijk 11. Lynn M Vojvodich 12. Vanessa A Wittman	For	Issuer	For	With
2	Advisory vote to approve 2019 executive compensation	For	Issuer	For	With
3	Ratification of appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2020	For	Issuer	For	With
4	Proposal requesting the right of stockholders to act by written consent	Against	Stockholder	Against	With

DAWSON GEOPHYSICAL COMPANY

Ticker Symbol:DWSN	Cusip Number:239360100
Record Date: 4/13/2020	Meeting Date: 6/9/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 01. Craig W Cooper 02. Stephen C Jumper 03. Michael L Kiofas 04. Ted R North 05. Mark A Vander Ploeg	For	Issuer	For	With
2	Proposal to approve an amendment to the company's 2016 stock and performance incentive plan	For	Issuer	For	With
3	Ratification of the appointment of RSM US LLP as the company's independent registered public accounting firm for the year ending December 31, 2020	For	Issuer	For	With
4	Proposal to approve nonbinding advisory resolution on the compensation of the named executive officers in the proxy statement of the company for the 2020 annual meeting of shareholders	For	Issuer	For	With

FACEBOOK INC

Ticker Symbol:FB	Cusip Number:30303M102
Record Date: 4/3/2020	Meeting Date: 5/27/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 01. Peggy Alford 02. Marc L Andreesen 03. Nancy Killefer 05. Robert M Kimmitt 06. Sheryl K Sandberg 07. Peter A Thiel 08. Tracey T Travis 09. Mark Zuckerberg	For	Issuer	For	With
10	A proposal regarding child exploitation	Against	Stockholder	Against	With
11	A proposal regarding median gender/racial pay gap	Against	Stockholder	Against	With
2	To ratify the appointment of Ernst & Young LLP as Facebook Inc's independent registered public accounting firm for the fiscal year ending December 31, 2020	For	Issuer	For	With
3	To approve the director compensation policy	For	Issuer	For	With
4	proposal regarding a change in stockholder voting	Against	Stockholder	Against	With
5	A proposal regarding an independent chair	Against	Stockholder	Against	With
6	A proposal regarding majority voting for directors	Against	Stockholder	Against	With
7	A proposal regarding political advertising	Against	Stockholder	Against	With
8	A proposal regarding human/civil rights expert on board	Against	Stockholder	Against	With
9	A proposal regarding a report on civil and human rights risks	Against	Stockholder	Against	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/25/2020	Meeting Date: 4/23/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 1a. Mary C Beckerle 1b. D Scott Davis 1c. Ian E L Davis 1d. Jennifer A Doudna 1e. Alex Gorsky 1f. Marilyn A Hewson 1g. Hubert Joly 1h. Mark B McClelan 1i. Anne M Mulcahy 1j. Charles Prince 1k. A Eugene Washington 1l. Mark A Weinberger 1m. Ronald A Williams	For	Issuer	For	With
2	Advisory vote to approve named executive officer compensation	For	Issuer	For	With
3	Ratification of appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2020	For	Issuer	For	With
4	Amendment to the restated certificate of Incorp to permit removal of directors without cause	For	Issuer	For	With
5	Proposal for an Independent Chair	Against	Stockholder	Against	With
6	Report on governance of opioids related risks	Against	Stockholder	Against	With

LABORATORY CORPORATION OF AMERICA HOLDINGS

Ticker Symbol:LH	Cusip Number:50540R409
Record Date: 3/25/2020	Meeting Date: 5/13/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 1a. Kerrii B Anderson 1b. Jean-Luc Belingard 1c. Jeffrey A Davis 1d. D Gary Gilliland MD PhD 1e. Garheng Kong MD PhD 1f. Peter M Neupert 1g. Richelle P Parham 1h. Adam H Schechter 1i. R Sanders Williams MD	For	Issuer	For	With
2	To approve by nonbinding vote executive compensation	For	Issuer	For	With
3	Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2020	For	Issuer	For	With
4	Proposal seeking the power for shareholders of 10% or more of our common stock to call a special shareholder meeting	Against	Stockholder	Against	With

LKQ CORPORATION

Ticker Symbol:LKQ	Cusip Number:501889208
Record Date: 3/16/2020	Meeting Date: 5/12/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 1a. Patrick Berard 1b. Meg A Divitto 1c. Robert M Hanser 1d. Joseph M Holsten 1e. Blythe J McGarvie 1f. John W Mendel 1g. Jogy G Miller 1h. John F O'Brien 1i. Guhan Subramanian 1j. Xavier Urbain 1k. Dominick Zarcone	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as our independent public accounting firm for our fiscal year ending December 31, 2020	For	Issuer	For	With
3	Approval on an advisory basis of the compensation of our named executive officers	For	Issuer	For	With

MOLSON COORS BEVERAGE COMPANY

Ticker Symbol:TAP	Cusip Number:60871R209
Record Date: 3/26/2020	Meeting Date: 5/20/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 01. Roger G Eaton 02. Charles M Herington 03. H Sanford Riley	For	Issuer	For	With
2	To approve on an advisory basis the compensation of our named executive officers	For	Issuer	For	With

S & P GLOBAL

Ticker Symbol:SPGI	Cusip Number:78409V104
Record Date: 3/23/2020	Meeting Date: 5/13/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 1A. Marco Alvera 1B. William J Amelio 1C. William D Green 1D. Charles E Haldeman Jr. 1E. Stephanie C Hill 1F. Rebecca Jacoby 1G. Monique F Leroux 1H. Maria R Morris 1I Douglas L Peterson 1J. Edward B Rust Jr. 1K. Kurt L Schmoke 1L. Richard E Thornburgh	For	Issuer	For	With
2	Approve on an advisory basis the executive compensation program for the company's named executive officers	For	Issuer	For	With
3	Approve an amendment to the company's certificate of incorp to permit removal of a Director with or without cause	For	Issuer	For	With
4	Ratify the selection of Ernst & Young LLP as our independent auditor for 2020	For	Issuer	For	With

TYSON FOODS INC

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/9/2019	Meeting Date: 2/6/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Board of Directors 1a. John Tyson 1b. Gaurdie E Banister Jr. 1c. Dean Banks 1d. Mike Beebe 1e. Mikel A Durham 1f. Jonathan D Mariner 1g. Kevin M McNamara 1h. Cheryl S Miller 1i. Jeffrey K Schomburger 1j. Robert Thurber 1k. Barbara A Tyson 1l. Noel White	For	Issuer	For	With
2	Ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending 2020	For	Issuer	For	With
3	To approve on a non-binding advisory basis the compensation of the Company's named executive officers	For	Issuer	For	With
4	Proposal to request a report regarding the Company's efforts to eliminate deforestation from its supply chain	Against	Stockholder	Against	With
5	Proposal to request a report disclosing the policy and procedures expenditures and other activities related to lobbying and grassroots lobbying communications	Against	Stockholder	Against	With
6	Proposal to require the preparation of a report on the Company's due diligence process assessing and mitigating human rights impacts	Against	Stockholder	Against	With
7	Proposal to request the adoption of a policy requiring senior executive officers to retain a percentage of shares received through equity compensation programs	Against	Stockholder	Against	With

WELLS FARGO & COMPANY

Ticker Symbol:WFC	Cusip Number:949746101
Record Date: 2/28/2020	Meeting Date: 4/28/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board of Directors 1a. Steven D Black 1b. Celeste A Clark 1c. Theodore F Craver Jr. 1d. Wayne M Hewett 1e. Donald M James 1f. Maria R Morris 1g. Charles H Noski 1h. Richard B Payne Jr. 1i Juan A Pujadas 1j. Ronald L Sargent 1k. Charles W Scharf 1l. Suzanne M Vautrinot	For	Issuer	For	With
2	Advisory resolution to approve executive compensation	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for 2020	For	Issuer	For	With
4	Proposal approval of By-law amendments	Against	Stockholder	Against	With
5	Proposal for report on incentive based compensation and risks of material losses	Against	Stockholder	Against	With
6	Proposal for report on global median pay gap	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: July 28, 2020

*Print the name and title of each signing officer under his or her signature.